Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment Sales

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Electronics	$2,386	$1,455	$1,274
Other	251	345	400
Eliminations	(51)	(76)	(49)
Total consolidated sales	$2,586	$1,724	$1,625

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Electronics	$221	$121	$109
Other	6	19	9
Total segment Adjusted EBITDA	227	140	118
Reconciling Item:
Corporate	(50)	(59)	(47)
Total consolidated Adjusted EBITDA	$177	$81	$71

Reconciliation of Adjusted EBITDA to Net Income Attributable to the Company [Table Text Block]
The reconciliation of Adjusted EBITDA to net (loss) income attributable to Visteon for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Adjusted EBITDA	$177	$81	$71
Interest expense, net	21	35	40
Provision for income taxes	32	56	39
Depreciation and amortization	70	41	45
Restructuring expense	54	21	42
Gain on Yanfeng transactions	—	(465)	—
Loss on debt extinguishment	23	2	6
Other expenses	59	18	18
Non-cash, stock-based compensation expense	12	16	23
Pension settlement gain	(25)	—	—
Equity in net income of non-consolidated affiliates	(2)	(202)	(221)
Net income attributable to non-controlling interests	89	85	67
Other	8	4	23
Discontinued operations	131	(220)	(111)
Net (loss) income attributable to Visteon Corporation	$(295)	$690	$100

Segment Operating Assets [Table Text Block]
Segment Operating Assets

	Inventories, net		Property and Equipment, net
	2014	2013	2014	2013
	(Dollars in Millions)
Electronics	$187	$106	$317	$163
Other	21	24	26	19
Total segment operating assets	208	130	343	182
Corporate	—	—	20	15
Total consolidated operating assets	$208	$130	$363	$197

Segment Expenditures [Table Text Block]
Segment Expenditures

	Depreciation and Amortization			Capital Expenditures
	Year Ended December 31			Year Ended December 31
	2014	2013	2012	2014	2013	2012
	(Dollars in Millions)			(Dollars in Millions)
Electronics	$56	$30	$28	$87	$46	$23
Other	8	2	1	2	9	25
Total segment	64	32	29	89	55	48
Corporate	6	9	16	7	1	9
Total consolidated	$70	$41	$45	$96	$56	$57

Financial Information by Geographical Region [Table Text Block]
Financial Information by Geographic Region

	Sales (a)			Property and Equipment, net
	Year Ended December 31
	2014	2013	2012	2014	2013
	(Dollars in Millions)
United States	$739	$538	$459	$79	$28
Mexico	43	26	16	2	6
North America	782	564	475	81	34
Portugal	470	443	370	52	43
Slovakia	118	—	—	25	—
Germany	115	125	145	19	14
Tunisia	106	—	—	15	—
France	90	—	—	31	—
Hungary	—	70	133	—	—
Spain	—	—	2	—	—
Other Europe	74	56	66	18	9
Intra-region eliminations	(48)	(43)	(24)	—	—
Europe	925	651	692	160	66
China	578	87	—	58	45
Japan	240	128	147	10	9
India	66	52	53	21	17
Thailand	56	62	56	6	4
Korea	23	23	12	1	1
Intra-region eliminations	(76)	(10)	—	—	—
Asia	887	342	268	96	76
South America	182	227	252	26	21
Inter-region eliminations	(190)	(60)	(62)	—	—
	$2,586	$1,724	$1,625	$363	$197
(a) Sales are based on geographic areas in which the Company operates.